Net gain or loss on financial assets at FVTOCI (Tables)	12 Months Ended
Dec. 31, 2025
Gains (losses) on financial assets at fair value through other comprehensive income [Abstract]
Summary Of Gain or Loss On Financial Assets At FVTOCI Recognized Net
Details of net gain or loss on financial assets at FVTOCI recognized are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2023	2024	2025
Loss on redemption of securities	104	—	—
Gain (Loss) on transaction of securities	(37,745)	96,620	130,644
Gain on transactions of loans	—	—	(24)

Total	(37,641)	96,620	130,620